SUPPLEMENT TO
FIDELITY DISCIPLINED EQUITY FUND,
FIDELITY STOCK SELECTOR, AND
FIDELITY TECHNOQUANTTM GROWTH FUND
DECEMBER 21, 1996 PROSPECTUS
The following information replaces the similar information found in "Key Facts" on page 10.
DISCIPLINED EQUITY
 Fiscal years 1988  1996
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10110.0
Row: 3, Col: 1, Value: 10980.0
Row: 4, Col: 1, Value: 10970.0
Row: 5, Col: 1, Value: 11330.0
Row: 6, Col: 1, Value: 11920.0
Row: 7, Col: 1, Value: 12360.0
Row: 8, Col: 1, Value: 12150.0
Row: 9, Col: 1, Value: 13130.0
Row: 10, Col: 1, Value: 13610.0
Row: 11, Col: 1, Value: 13680.0
Row: 12, Col: 1, Value: 13250.0
Row: 13, Col: 1, Value: 13440.0
Row: 14, Col: 1, Value: 13784.1
Row: 15, Col: 1, Value: 12825.74
Row: 16, Col: 1, Value: 13131.6
Row: 17, Col: 1, Value: 13661.76
Row: 18, Col: 1, Value: 13274.34
Row: 19, Col: 1, Value: 14497.78
Row: 20, Col: 1, Value: 14650.71
Row: 21, Col: 1, Value: 14599.73
Row: 22, Col: 1, Value: 13182.58
Row: 23, Col: 1, Value: 12428.12
Row: 24, Col: 1, Value: 12254.8
Row: 25, Col: 1, Value: 13233.55
Row: 26, Col: 1, Value: 13676.69
Row: 27, Col: 1, Value: 14479.98
Row: 28, Col: 1, Value: 15637.96
Row: 29, Col: 1, Value: 16013.52
Row: 30, Col: 1, Value: 16159.57
Row: 31, Col: 1, Value: 16785.5
Row: 32, Col: 1, Value: 15909.2
Row: 33, Col: 1, Value: 16702.05
Row: 34, Col: 1, Value: 17098.47
Row: 35, Col: 1, Value: 17035.88
Row: 36, Col: 1, Value: 17463.6
Row: 37, Col: 1, Value: 16806.37
Row: 38, Col: 1, Value: 18603.46
Row: 39, Col: 1, Value: 18983.82
Row: 40, Col: 1, Value: 19444.88
Row: 41, Col: 1, Value: 19202.82
Row: 42, Col: 1, Value: 19444.88
Row: 43, Col: 1, Value: 19479.46
Row: 44, Col: 1, Value: 19283.51
Row: 45, Col: 1, Value: 20205.61
Row: 46, Col: 1, Value: 19721.51
Row: 47, Col: 1, Value: 19848.3
Row: 48, Col: 1, Value: 19905.93
Row: 49, Col: 1, Value: 20620.56
Row: 50, Col: 1, Value: 21063.98
Row: 51, Col: 1, Value: 21471.19
Row: 52, Col: 1, Value: 21335.45
Row: 53, Col: 1, Value: 21989.46
Row: 54, Col: 1, Value: 21261.41
Row: 55, Col: 1, Value: 21915.42
Row: 56, Col: 1, Value: 22310.29
Row: 57, Col: 1, Value: 22199.24
Row: 58, Col: 1, Value: 23211.1
Row: 59, Col: 1, Value: 23939.14
Row: 60, Col: 1, Value: 24037.86
Row: 61, Col: 1, Value: 23297.48
Row: 62, Col: 1, Value: 23999.42
Row: 63, Col: 1, Value: 25174.3
Row: 64, Col: 1, Value: 24870.68
Row: 65, Col: 1, Value: 23629.79
Row: 66, Col: 1, Value: 24329.44
Row: 67, Col: 1, Value: 24184.23
Row: 68, Col: 1, Value: 23497.78
Row: 69, Col: 1, Value: 24078.62
Row: 70, Col: 1, Value: 25306.31
Row: 71, Col: 1, Value: 24580.26
Row: 72, Col: 1, Value: 25002.69
Row: 73, Col: 1, Value: 24250.23
Row: 74, Col: 1, Value: 24721.07
Row: 75, Col: 1, Value: 24335.23
Row: 76, Col: 1, Value: 25534.08
Row: 77, Col: 1, Value: 26167.95
Row: 78, Col: 1, Value: 26843.16
Row: 79, Col: 1, Value: 27669.96
Row: 80, Col: 1, Value: 28910.14
Row: 81, Col: 1, Value: 30660.18
Row: 82, Col: 1, Value: 30770.42
Row: 83, Col: 1, Value: 32024.39
Row: 84, Col: 1, Value: 31748.79
Row: 85, Col: 1, Value: 32217.31
Row: 86, Col: 1, Value: 31892.82
Row: 87, Col: 1, Value: 32449.09
Row: 88, Col: 1, Value: 32804.48
Row: 89, Col: 1, Value: 32959.0
Row: 90, Col: 1, Value: 33623.44
Row: 91, Col: 1, Value: 34504.2
Row: 92, Col: 1, Value: 34009.73
Row: 93, Col: 1, Value: 32109.14
Row: 94, Col: 1, Value: 32758.13
Row: 95, Col: 1, Value: 34318.77
Row: 96, Col: 1, Value: 35338.6
$
$35,339
STOCK SELECTOR
 Fiscal years 1990  1996
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 9800.0
Row: 3, Col: 1, Value: 10660.0
Row: 4, Col: 1, Value: 11150.69
Row: 5, Col: 1, Value: 12313.89
Row: 6, Col: 1, Value: 13376.82
Row: 7, Col: 1, Value: 13948.39
Row: 8, Col: 1, Value: 14179.02
Row: 9, Col: 1, Value: 14800.74
Row: 10, Col: 1, Value: 13988.5
Row: 11, Col: 1, Value: 14640.29
Row: 12, Col: 1, Value: 14921.07
Row: 13, Col: 1, Value: 14870.93
Row: 14, Col: 1, Value: 15231.92
Row: 15, Col: 1, Value: 14670.38
Row: 16, Col: 1, Value: 16273.85
Row: 17, Col: 1, Value: 16763.21
Row: 18, Col: 1, Value: 17408.75
Row: 19, Col: 1, Value: 17065.16
Row: 20, Col: 1, Value: 16940.21
Row: 21, Col: 1, Value: 17002.68
Row: 22, Col: 1, Value: 16721.56
Row: 23, Col: 1, Value: 17398.34
Row: 24, Col: 1, Value: 16940.21
Row: 25, Col: 1, Value: 17127.63
Row: 26, Col: 1, Value: 17460.81
Row: 27, Col: 1, Value: 18210.47
Row: 28, Col: 1, Value: 18783.92
Row: 29, Col: 1, Value: 19306.58
Row: 30, Col: 1, Value: 19263.92
Row: 31, Col: 1, Value: 19957.25
Row: 32, Col: 1, Value: 19338.58
Row: 33, Col: 1, Value: 19882.58
Row: 34, Col: 1, Value: 20277.25
Row: 35, Col: 1, Value: 20234.58
Row: 36, Col: 1, Value: 21119.91
Row: 37, Col: 1, Value: 21706.57
Row: 38, Col: 1, Value: 21493.24
Row: 39, Col: 1, Value: 20767.91
Row: 40, Col: 1, Value: 21408.36
Row: 41, Col: 1, Value: 22447.38
Row: 42, Col: 1, Value: 22344.62
Row: 43, Col: 1, Value: 21339.85
Row: 44, Col: 1, Value: 21945.0
Row: 45, Col: 1, Value: 21750.89
Row: 46, Col: 1, Value: 21088.66
Row: 47, Col: 1, Value: 21408.36
Row: 48, Col: 1, Value: 22607.23
Row: 49, Col: 1, Value: 21785.15
Row: 50, Col: 1, Value: 22207.6
Row: 51, Col: 1, Value: 21134.33
Row: 52, Col: 1, Value: 21574.27
Row: 53, Col: 1, Value: 20851.51
Row: 54, Col: 1, Value: 22176.56
Row: 55, Col: 1, Value: 22995.69
Row: 56, Col: 1, Value: 23814.81
Row: 57, Col: 1, Value: 24212.33
Row: 58, Col: 1, Value: 26091.49
Row: 59, Col: 1, Value: 28091.12
Row: 60, Col: 1, Value: 28295.9
Row: 61, Col: 1, Value: 29645.04
Row: 62, Col: 1, Value: 29211.39
Row: 63, Col: 1, Value: 30006.42
Row: 64, Col: 1, Value: 29442.18
Row: 65, Col: 1, Value: 29813.69
Row: 66, Col: 1, Value: 30211.73
Row: 67, Col: 1, Value: 30463.83
Row: 68, Col: 1, Value: 31472.21
Row: 69, Col: 1, Value: 31949.87
Row: 70, Col: 1, Value: 31445.68
Row: 71, Col: 1, Value: 30092.32
Row: 72, Col: 1, Value: 30662.85
Row: 73, Col: 1, Value: 32321.38
Row: 74, Col: 1, Value: 33157.28
$
$33,157
The following information replaces similar information found in "How to Buy Shares" on page 22.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 26.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investments minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details. The following information replaces similar information found in "How to Sell Shares" on page 24.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on pages 31-32.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets
   with     Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.